Other Assets	6 Months Ended
Nov. 30, 2018
Other Non-current Assets Disclosure [Abstract]
Other Non-current Assets Disclosure [Text Block]	Note 11 – Other Assets Other assets included the following as of November 30, 2018 and May 31, 2018, respectively:
	November 30,	May 31,
	2018	2018
Security deposits	160,450	-
	$160,450	$-